Risk Management - Summary of Effect of Conditional Master Netting and Similar Arrangements (Detail) - CAD CAD in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of offsetting of financial liabilities [Line Items]
Gross amounts of financial instruments presented in the Consolidated Statements of Financial Position	CAD 17,997	CAD 26,809
Amounts subject to an enforceable master netting arrangement or similar agreements	(6,760)	(12,031)
Financial and cash collateral pledged (received)	(11,142)	(14,588)
Net amount including financing trusts	95	190
Net amounts excluding financing trusts	95	189
Gross amounts of financial instruments presented in the Consolidated Statements of Financial Position	(8,877)	(15,350)
Amounts subject to an enforceable master netting arrangement or similar agreements	6,760	12,031
Financial and cash collateral pledged (received)	1,900	3,055
Net amount including financing trusts	(217)	(264)
Net amounts excluding financing trusts	(30)	(42)
Derivative Assets [Member]
Disclosure of offsetting of financial liabilities [Line Items]
Gross amounts of financial instruments presented in the Consolidated Statements of Financial Position	16,204	24,603
Amounts subject to an enforceable master netting arrangement or similar agreements	(6,714)	(12,031)
Financial and cash collateral pledged (received)	(9,395)	(12,382)
Net amount including financing trusts	95	190
Net amounts excluding financing trusts	95	189
Securities lending [Member]
Disclosure of offsetting of financial liabilities [Line Items]
Gross amounts of financial instruments presented in the Consolidated Statements of Financial Position	1,563	1,956
Financial and cash collateral pledged (received)	(1,563)	(1,956)
Reverse repurchase agreements [Member]
Disclosure of offsetting of financial liabilities [Line Items]
Gross amounts of financial instruments presented in the Consolidated Statements of Financial Position	230	250
Amounts subject to an enforceable master netting arrangement or similar agreements	(46)
Financial and cash collateral pledged (received)	(184)	(250)
Derivative Liabilities [Member]
Disclosure of offsetting of financial liabilities [Line Items]
Gross amounts of financial instruments presented in the Consolidated Statements of Financial Position	(8,649)	(15,095)
Amounts subject to an enforceable master netting arrangement or similar agreements	6,714	12,031
Financial and cash collateral pledged (received)	1,718	2,800
Net amount including financing trusts	(217)	(264)
Net amounts excluding financing trusts	(30)	(42)
Repurchase agreements [Member]
Disclosure of offsetting of financial liabilities [Line Items]
Gross amounts of financial instruments presented in the Consolidated Statements of Financial Position	(228)	(255)
Amounts subject to an enforceable master netting arrangement or similar agreements	46
Financial and cash collateral pledged (received)	CAD 182	CAD 255